UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Augustine Asset Management, Inc.
Address:	3740 Beach Boulevard
		Suite #307
		Jacksonville, FL  32207

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ronald J. Burns
Title:	President
Phone:	904-396-6944

Signature, Place, and Date of Signing:
Ronald J. Burns, 			Jacksonville, Florida, 	April 20, 2000
 [Signature] 			[City, State] 		[Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE
 [If there are no entries in this list, omit this section.]

13F File Number Name

28-____________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 	96

Form 13F Information Table Value Total: $	$460,463 (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		13F File Number 			Name
____		28-____________		 ____________________________________


FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS INC (ABT)          COM              002824100     1902    54066 SH       SOLE                    54066
ADC TELEPHONE (ADCT)           COM              000886101     3259    60500 SH       SOLE                    60500
ADVANCED RADIO TELE (ARTT)     COM              00754U101    12015   362708 SH       SOLE                   362708
ALLIANCE CAPITAL (AC)          COM              018548107      215     5200 SH       SOLE                     5200
AMERICA ONLINE INC (AOL)       COM              02364J104     1281    19050 SH       SOLE                    19050
AMERICAN EXPRESS (AXP)         COM              025816109     5280    35450 SH       SOLE                    35450
AMERICAN INTL GRP (AIG)        COM              026874107     6593    60207 SH       SOLE                    60207
AMGEN INC (AMGN)               COM              031162100      905    14750 SH       SOLE                    14750
APPLIED MATERIAL (AMAT)        COM              038222105      735     7800 SH       SOLE                     7800
AUTOMATIC DATA PROCESSING (AUD COM              053015103     2334    48375 SH       SOLE                    48375
BANC ONE CORP (ONE)            COM              06423A103      206     6000 SH       SOLE                     6000
BANK OF AMERICA (BAC)          COM              060505104      784    14950 SH       SOLE                    14950
BAXTER INTL (BAX)              COM              071813109      263     4200 SH       SOLE                     4200
BEAR STEARNS (BSC)             COM              073902108     1880    41200 SH       SOLE                    41200
BELLSOUTH CORP (BLS)           COM              079860102      411     8764 SH       SOLE                     8764
BEST BUY COMPANY (BBY)         COM              086516101     1565    18200 SH       SOLE                    18200
BESTFOODS (BFO)                COM              08658U101      445     9500 SH       SOLE                     9500
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      274     4804 SH       SOLE                     4804
CARNIVAL CORP CL A (CCL)       COM              143658102     3464   139600 SH       SOLE                   139600
CHASE MANHATTAN (CMB)          COM              16161A108      432     4951 SH       SOLE                     4951
CISCO SYSTEMS (CSCO)           COM              17275R102    33138   428624 SH       SOLE                   428624
CITIGROUP INC COM (C)          COM              172967101     7533   125820 SH       SOLE                   125820
CITRIX SYSTEMS (CTXS)          COM              177376100      474     7150 SH       SOLE                     7150
COCA~COLA (KO)                 COM              191216100     2036    43379 SH       SOLE                    43379
COMMERCIAL NET LEASE REALTY(NN COM              202218103      160    15300 SH       SOLE                    15300
COMPAQ COMPUTER (CPQ)          COM              204493100     1838    68702 SH       SOLE                    68702
COMPASS BANCSHARES (CBSS)      COM              20449H109     9535   478237 SH       SOLE                   478237
COMPUTER ASSOCIATES (CA)       COM              204912109     1916    32750 SH       SOLE                    32750
CROWN LABORATORIES (CLWBE)     COM              228392304        0    14000 SH       SOLE                    14000
DELL COMPUTER CORP (DELL)      COM              247025109      760    14090 SH       SOLE                    14090
DOLLAR GENL CORP (DG)          COM              256669102     2955   109965 SH       SOLE                   109965
ELECTRONIC DATA SYS (EDS)      COM              285661104      913    14225 SH       SOLE                    14225
ELTRAX SYSTEMS (ELTX)          COM              290375104      133    10000 SH       SOLE                    10000
EMC CORPORATION (EMC)          COM              268648102    22713   180265 SH       SOLE                   180265
EMERSON ELECTRIC CO (EMR)      COM              291011104      632    11900 SH       SOLE                    11900
EXXON MOBIL CORP (XOM)         COM              30231g102      345     4426 SH       SOLE                     4426
FEDERAL NATL MORTGAGE (FNM)    COM              313586109     3542    62620 SH       SOLE                    62620
FEDEX CORP DELAWARE (FDX)      COM              31428x106      883    22755 SH       SOLE                    22755
FIRST DATA CORP (FDC)          COM              319963104      698    15740 SH       SOLE                    15740
FIRST UNION CORP (FTU)         COM              337358105      727    19512 SH       SOLE                    19512
GANNETT COMPANY (GCI)          COM              364730101     6335    90015 SH       SOLE                    90015
GAP INC (GPS)                  COM              364760108     7862   157840 SH       SOLE                   157840
GATEWAY INC (GTW)              COM              367626108     3900    70900 SH       SOLE                    70900
GENERAL ELECTRIC (GE)          COM              369604103    10254    65887 SH       SOLE                    65887
GILLETTE CO (G)                COM              375766102     1896    50306 SH       SOLE                    50306
GLOBAL CROSSING LTD (GBLX)     COM              g3921a100     4270   104300 SH       SOLE                   104300
GUIDANT CORP (GDT)             COM              401698105     5653    96020 SH       SOLE                    96020
HERSHEY FOODS CORP (HSY)       COM              427866108      369     7573 SH       SOLE                     7573
HEWLETT PACKARD CO (HWP)       COM              428236103     6710    50621 SH       SOLE                    50621
HOME DEPOT (HD)                COM              437076102    14643   227026 SH       SOLE                   227026
HOUSEHOLD INTL INC (HI)        COM              441815107     1923    51539 SH       SOLE                    51539
HUNTINGTON BANCSHARES (HBAN)   COM              446150104      681    30429 SH       SOLE                    30429
HUTCHISON WHAMPOA ADR (HUWHY)  COM              448415208      275     3000 SH       SOLE                     3000
ILLINOIS TOOL WORKS (ITW)      COM              452308109     1826    33050 SH       SOLE                    33050
INT'L BUS. MACHINES (IBM)      COM              459200101     4220    35650 SH       SOLE                    35650
INTEL CORP (INTC)              COM              458140100    37552   284619 SH       SOLE                   284619
INTERPUBLIC GRP COS (IPG)      COM              460690100     6334   134046 SH       SOLE                   134046
JEFFERSON PILOT (JP)           COM              475070108      376     5650 SH       SOLE                     5650
JOHNSON & JOHNSON (JNJ)        COM              478160104     3999    56925 SH       SOLE                    56925
LUCENT TECHNOLOGIES (LU)       COM              549463107     8023   129408 SH       SOLE                   129408
MARRIOTT INTL NEW A (MAR)      COM              571903202      447    14200 SH       SOLE                    14200
MARSH & MCLENNAN (MMC)         COM              571748102     4413    40003 SH       SOLE                    40003
MBNA CORPORATION (KRB)         COM              55262L100     7064   277011 SH       SOLE                   277011
MCDONALDS CORP (MCD)           COM              580135101     1299    34743 SH       SOLE                    34743
MCI WORLDCOM INC (WCOM)        COM              55268B106     9323   205749 SH       SOLE                   205749
MEDTRONIC INC (MDT)            COM              585055106    10816   210282 SH       SOLE                   210282
MERCK & CO (MRK)               COM              589331107     5653    90987 SH       SOLE                    90987
MERRILL LYNCH & CO (MER)       COM              590188108      475     4525 SH       SOLE                     4525
MICROSOFT CORP (MSFT)          COM              594918104    31740   298729 SH       SOLE                   298729
MIRAGE RESORTS (MIR)           COM              60462E104     4110   212150 SH       SOLE                   212150
MORGAN STANLEY DW (MWD)        COM              617446448      335     4040 SH       SOLE                     4040
MOTOROLA INC (MOT)             COM              620076109     1203     8239 SH       SOLE                     8239
NEXTEL COMMUNICATIONS INC (NXT COM              65332v103    11663    78670 SH       SOLE                    78670
ORACLE SYSTEMS (ORCL)          COM              68389X105    30772   394200 SH       SOLE                   394200
PEPSICO INC (PEP)              COM              713448108      296     8500 SH       SOLE                     8500
PFIZER INC (PFE)               COM              717081103     7868   215200 SH       SOLE                   215200
QUALCOMM INC (QCOM)            COM              747525103     2677    17930 SH       SOLE                    17930
SBC COMM (SBC)                 COM              78387G103      284     6740 SH       SOLE                     6740
SCHERING-PLOUGH (SGP)          COM              806605101     4038   108397 SH       SOLE                   108397
SEAGATE TECHNOLOGY (SEG)       COM              811804103      259     4200 SH       SOLE                     4200
STAPLES INC (SPLS)             COM              855030102     2154   107690 SH       SOLE                   107690
SUN MICROSYSTEMS (SUNW)        COM              866810104    25149   268386 SH       SOLE                   268386
SUNTRUST BKS INC (STI)         COM              867914103      462     8000 SH       SOLE                     8000
TERADYNE INC (TER)             COM              880770102      508     6200 SH       SOLE                     6200
TEXAS INSTRUMENTS (TXN)        COM              882508104     4724    29523 SH       SOLE                    29523
TIME WARNER INC (TWX)          COM              887315109      505     5052 SH       SOLE                     5052
TRUSTMARK CORP (TRMK)          COM              898402102      480    23788 SH       SOLE                    23788
VODAFONE GRP PLC ADR (VOD)     COM              92857T107     7884   141890 SH       SOLE                   141890
WAL-MART STORES (WMT)          COM              931142103      322     5700 SH       SOLE                     5700
WALGREEN CO (WAG)              COM              931422109     3338   129615 SH       SOLE                   129615
WALT DISNEY COMPANY (DIS)      COM              254687106     3904    94646 SH       SOLE                    94646
WARNER LAMBERT (WLA)           COM              934488107     4994    51120 SH       SOLE                    51120
WELLS FARGO & CO (WFC)         COM              949746101     2348    57610 SH       SOLE                    57610
WORLD ACCESS INC (WAXS)        COM              98141A101      937    49000 SH       SOLE                    49000
XILINX INC (XLNX)              COM              983919101     4447    53700 SH       SOLE                    53700
YOUNG & RUBICAM INC. (YNR)     COM              987425105     1297    27600 SH       SOLE                    27600